Taxes and contributions	12 Months Ended
Dec. 31, 2022
Taxes and contributions [Abstract]
Taxes and contributions	Taxes and contributions

	December 31,
	2022	2021

Taxes
Services tax and other (i)	184,536	171,902
Social integration program (ii)	35,003	26,832
Social contribution on revenues (ii)	211,749	164,330
Income tax and social contribution (iii)	4,104	31,865
Other	18,878	12,596
	454,270	407,525

	December 31,
	2022	2021

Judicial deposits (iv)
Services tax (i)	(163,005)	(159,101)
Social integration program (ii)	(28,165)	(25,789)
Social contribution on revenues (ii)	(173,321)	(158,701)
	(364,491)	(343,591)
	89,779	63,934

(i)    Refers to tax on revenues.
(ii)    Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iii)    Refers to the income tax and social contribution payable.
(iv)    The PagSeguro Group obtained until January 2021 court decisions to deposit the amount related to the payments in escrow for matters discussed in items "i" and "ii" and above.